Condensed Financial Information of the Company - Consolidated Statement of Cash Flows (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Net cash provided by (used in) operating activities	¥ 550,462	$ 77,530	¥ (424,249)	¥ 102,811
Net cash (used in) provided by investing activities	(49,061)	(6,909)	189,052	220,836
Net cash provided by (used in) financing activities	(6,778)	(955)	(4,866)	(9,640)
Effect of exchange rate changes on cash and cash equivalents and restricted cash	9,073	1,278	171,851	(29,755)
Net increase (decrease) in cash and cash equivalents and restricted cash	503,696	70,944	(68,212)	284,252
Cash and cash equivalents and restricted cash at beginning of the year	1,516,495	213,594	1,584,707	1,300,455
Cash and cash equivalents and restricted cash at end of the year	2,020,191	284,538	1,516,495	1,584,707
Parent Company [Member]
Net cash provided by (used in) operating activities	(12,315)	(1,734)	(26,054)	666
Net cash (used in) provided by investing activities	82,830	11,666	137,160	(864,999)
Net cash provided by (used in) financing activities	(2,503)	(353)		891,960
Effect of exchange rate changes on cash and cash equivalents and restricted cash	3,270	461	(761)	(25,469)
Net increase (decrease) in cash and cash equivalents and restricted cash	71,282	10,040	110,345	2,158
Cash and cash equivalents and restricted cash at beginning of the year	130,746	18,415	20,401	18,243
Cash and cash equivalents and restricted cash at end of the year	¥ 202,028	$ 28,455	¥ 130,746	¥ 20,401